Marketable Securities	12 Months Ended
Aug. 31, 2020
Marketable Securities [Abstract]
Marketable Securities

19.        Marketable Securities

The components of Marketable Securities were as follows:

	Cost Basis $	Unrealized Gains $	Unrealized Losses $	Total $
August 31, 2019
Common Stock	81,250	9,335	(12,124)
Total	81,250	9,335	(26,973)	63,612
August 31, 2020
Common Stock	56,250	9,997	(38,584)
Total	56,250	9,997	(46,926)	19,321

We realized an $18,198 loss and received $6,802 in net proceeds on the sale of marketable securities.

Unrealized losses from common stock are due to market price movements. Management does not believe any remaining unrealized losses represent other-than-temporary impairments based on our evaluation of available evidence.